Notes Payable - Gross Principal Maturities of Notes Payable (Details) $ in Millions	Jun. 30, 2019 USD ($)
Debt Disclosure [Abstract]
2019 (remaining)	$ 3.4
2019	6.9
2020	156.1
2021	6.1
2022	19.4
Thereafter	10.2
Total Long Term Debt	$ 202.1